Debt (Details Narrative) (10-K) - USD ($)																			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 15, 2020	Apr. 15, 2020	Mar. 16, 2020	Jan. 24, 2020	Jan. 23, 2020	Dec. 04, 2019	Nov. 18, 2019	Nov. 12, 2019	Aug. 26, 2019	Jun. 17, 2019	Jun. 14, 2019	May 16, 2019	May 13, 2019	Mar. 06, 2019	Sep. 30, 2018	Sep. 07, 2018	Sep. 04, 2018	Dec. 01, 2016	Jul. 31, 2019	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020	Dec. 27, 2018	Apr. 24, 2014
Line of credit																												$ 1,000,000
Line of credit facility, interest rate																									8.50%
Debt instrument, interest rate																									5.00%	5.00%
Debt instrument, unamortized discount																					$ 501,941		$ 501,941		$ 595,088
Long term debt																					7,561,041		$ 7,561,041		$ 6,208,678
Debt term																							5 years	5 years	5 years	5 years
Number of common stock issued, value																									$ 2,039,303	$ 5,315,176
Interest expense related parties																					74,736	$ 78,475	$ 227,062	$ 238,111	1,298,168	320,781
Interest expense debt																					1,004,626	$ 349,172	2,667,513	$ 875,036		501,221
Subsequent Event [Member]
Number of shares of common stock	12,500
Number of common stock issued, value	$ 12,500		$ 477,500
SRM and Fergco Acquisition [Member]
Debt instrument, interest rate															6.00%
Business combination, consideration transferred, notes payable issued															$ 2,996,500
Debt effective interest rate															6.00%
NL Penn Capital, L.P [Member]
Debt instrument, maturity date															Dec. 01, 2020
Debt instrument, face amount															$ 2,120,000
Debt instrument, periodic payment terms, balloon payment to be paid															$ 677,698
Stockholders of Fergco [Member]
Debt instrument, maturity date															Dec. 01, 2020
Debt instrument, face amount															$ 876,500
Debt instrument, periodic payment terms, balloon payment to be paid															$ 1,249,043
Loan Agreement [Member]
Debt instrument, interest rate																											1.50%
Loan Agreement [Member] | Subsequent Event [Member]
Debt instrument, maturity date		Apr. 15, 2022			Jan. 23, 2023
Number of warrants to purchase shares of common stock					550,000
Warrants, exercise price					$ 2.00
Debt effective interest rate	1.00%	1.00%
Loan Agreement [Member] | Cloud B, Inc. [Member]
Debt instrument, maturity date																		Dec. 31, 2017
Long term debt																		$ 300,000
Debt term																		6 months
Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, interest rate											1.50%
Debt instrument, maturity date											Dec. 27, 2019
Long term debt											$ 250,000
Loan Agreement [Member] | Tiburon Opportunity Fund [Member] | Subsequent Event [Member]
Debt instrument, face amount																											$ 400,000
Debt effective interest rate																											1.50%
Senior Secured Note Agreement [Member] | 32 Entertainment LLC [Member]
Debt instrument, interest rate						10.00%
Debt instrument, maturity date						Dec. 04, 2020
Number of shares of common stock						10,000
Long term debt						$ 250,000
Number of warrants to purchase shares of common stock						50,000
Securities Purchase Agreement [Member]
Number of shares of common stock																			20,000
Financing Arrangement [Member]
Financing receivable description																				The agreement allows for borrowings up to 80% of the outstanding receivable based on the credit quality of the customer. The fee is between 1% and 2% of the total invoices financed.
Receivables Purchase Agreement [Member]
Financing receivable								$ 225,000
Payments to acquire financing receivables								$ 200,000
Future Purchase Agreement [Member]
Financing receivable							$ 337,500
Payments to acquire financing receivables							$ 250,000
Linda Suh [Member] | Loan Agreement [Member] | Cloud B, Inc. [Member]
Debt instrument, interest rate																													7.00%
Long term debt																													$ 100,000
Debt effective interest rate																													8.00%
John Royan [Member] | Loan Agreement [Member] | Cloud B, Inc. [Member]
Debt instrument, interest rate																													7.00%
Long term debt																													$ 500,000
Debt effective interest rate																													8.00%
Senior Convertible Notes Payable [Member]
Convertible notes payable																	$ 1,428,161				$ 1,634,497		$ 1,634,497		1,061,495	$ 961,494
Debt instrument, interest rate																	4.00%
Debt conversion price per share																	$ 5.00
Debt instrument, maturity date																	Sep. 04, 2023
Debt instrument, unamortized discount																	$ 500,000
Debt instrument, beneficial conversion feature																	The Company recorded a debt discount of $500,000 related to the beneficial conversion feature that will be amortized over five (5) years to interest expense.
February 2018 and March 2018 Notes [Member]
Notes payable																									$ 645,000
February 2018 and March 2018 Notes [Member] | Note Holder One [Member]
Number of shares of common stock																									20,000
Interest expense related parties																									$ 167,500
February 2018 and March 2018 Notes [Member] | Note Holder Two [Member]
Number of shares of common stock																									13,500
Commercial Delivery Vehicle Borrowings [Member]
Debt instrument, interest rate																4.50%
Debt instrument, maturity date																Sep. 06, 2023
Long term debt																$ 73,559
Debt instrument, periodic payment																1,371
Debt instrument, collateral amount																$ 75,000
Promissory Note [Member]
Debt instrument, unamortized discount												$ 50,000													$ 62,000
Notes payable												$ 300,000
Number of shares of common stock												20,000
12% Convertible Promissory Note [Member]
Debt instrument, maturity date									Feb. 26, 2020
Debt instrument, unamortized discount									$ 60,000
Number of shares of common stock									181,005
Debt instrument, face amount									$ 560,000
Number of shares returned									153,005
12% Convertible Promissory Note [Member] | Subsequent Event [Member]
Number of shares returned				153,005
Number of reserved shares canceled				875,000
FirstFire Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, unamortized discount														$ 60,000
Number of shares of common stock														15,000
Debt instrument, face amount														$ 560,000
Number of common stock issued, value														$ 74,100
FirstFire Note [Member] | Accredited Investor [Member] | Settlement Agreement [Member]
Number of shares of common stock										15,000
Repayments of convertible notes										$ 566,000
May 2019 Notes [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, maturity date													Nov. 13, 2019
Debt instrument, unamortized discount													$ 111,111
Debt instrument, face amount													$ 1,111,111
Debt conversion description													The per share conversion price into which the principal amount and interest under the May 2019 Notes may be converted is equal to 80% multiplied by the lowest traded price of our common stock during the 20 consecutive trading days preceding the date of conversion. The conversion price may be adjusted in connection with certain material corporate events, and the Company is subject to cash penalties in the event that the Company fails to timely deliver certificates for shares of common stock issuable upon conversion of May 2019 Notes. The May 2019 Notes contain a cap, such that the total number of shares of Common Stock issuable under the May 2019 Notes are limited to 19.99% of the Company's outstanding shares of common stock as of May 13, 2019. The Company issued 20,000 shares of its common stock to the note holders as additional consideration for the purchase of the notes in July 2019. So long as an Event of Default has not occurred under the terms of the May 2019 Notes, the Company may prepay the May 2019 Notes at any time, given not less than three trading days' notice. If the Company exercises its right to prepay the May 2019 Notes at any time within the initial 180 days following May 13, 2019, the prepayment amount to be paid by the Company shall be an amount in cash equal to the sum of 115% multiplied by the principal on the May 2019 Notes then outstanding, plus all accrued and unpaid interest, including unpaid default interest, if any.
2% Senior Secured Convertible Promissory Notes [Member]
Number of warrants to purchase shares of common stock													24,366
Warrants, exercise price													$ 2.85
Number of common stock issued, value													$ 560,185